Contract Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Contract Liabilities

4. Contract Liabilities

Contract liabilities consisted of the following at December 31:

	2022	2023	2023
	HK$	HK$	US$
Billings in advance of performance obligation under contracts	4,199,173	4,619,690	591,441

The Company’s contract liabilities include payments received in advance of performance under trading solution service contracts which will be recognized as revenue as the Company executed the trading solution services with customers under the contract, as well as the deferred installation and customization service fee received from trading solution services.

The movement in contract liabilities is as follows:

	2022	2023	2023
	HK$	HK$	US$
Balance at beginning of the year ended December 31	5,474,175	4,199,173	537,604
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(5,474,175)	(4,199,173)	(537,604)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	4,199,173	4,619,690	591,441

Balance at end of the year ended December 31	4,199,173	4,619,690	591,441

None of billings in advance of performance received that is expected to be recognized as income after more than one year.

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements